Restricted Bank Deposits - Summary of Restricted Bank Deposits (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	¥ 12,369	¥ 6,504
Restricted bank deposits, Current assets	9	691
Restricted bank deposits, Total	12,378	7,195
Statutory deposit reserves [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	4,486	3,453
Restricted bank deposits, Total	4,486	3,453
Deposited customer reserves [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	7,882	3,047
Restricted bank deposits, Total	7,882	3,047
Pledged bank deposits [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	1	4
Restricted bank deposits, Current assets	9	691
Restricted bank deposits, Total	¥ 10	¥ 695